9. Business Acquisitions (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2017	Sep. 30, 2016
Schedule of assets acquired and liabilities assumed

The tangible assets acquired and liabilities assumed were as follows:

Assets acquired:
Cash	$57,025
Accounts receivable	15,476
Accounts receivable - other	5,408
Internally developed software	152,000
Total tangible assets	229,909

Liabilities assumed:
Accrued expenses	69,485
Note payable	69,906
Total liabilities	139,391

Net acquired assets	$90,518

Proforma financials for acquisition
	As Reported	Cloud9	BLI	PAG	MDP	TCS	Pro Forma
	FY 2015	10/1/14 - 12/30/14	10/1/14 - 12/30/14	10/1/14 - 12/31/14	10/1/14 - 8/11/15	10/1/14 - 9/30/15	FY 2015
Total Revenue	$1,309,801	$61,800	$340,403	$222,925	$102,550	$860,805	$2,898,284

Net (Loss) / Income	$(943,884)	$(9,024)	$(52,446)	$62,548	$12,468	$395,007	$(535,331)

Schedule of fair value allocation of acquisition

Common stock issued in stock exchange at a value of $0.25 per share (as amended)	$1,500,020
Additional paid in capital for the escrow agreement provision	404,600
Total value of the goodwill generated on acquisition	1,904,620

Intangible assets acquired	(719,400)
Net tangible assets acquired	(90,518)
Total assets acquired	(809,918)

Total fair value of acquisition	$1,094,702

Schedule of intangible assets acquired	The intangible assets were as follows:
Customer relationships	$44,900
Proprietary content	525,100
Trade name	69,300
Prospect list	53,800
Non-compete agreements	26,300
Total intangible assets	$719,400

Cloud9 [Member]
Schedule of assets acquired and liabilities assumed

The transaction resulted in recording liabilities and goodwill at a fair value of $154,215 as follows:

Common stock issued in stock exchange	$438,159
Net liabilities assumed	154,210
Total value of the goodwill generated on acquisition	$592,369

The tangible assets acquired and liabilities assumed were as follows:

Assets acquired:
Cash	$30,840
Accounts receivable	22,039
Prepaid expenses and deposits	7,000
Total tangible assets	59,879

Liabilities assumed:
Accounts payable	30,407
Accounts payable - intercompany eliminated upon consolidation	51,000
Accounts payable - related party	132,682
Total liabilities	214,089

Net acquired liabilities	$(154,210)

Business Legacy and Pollock Advisory Group [Member]
Schedule of assets acquired and liabilities assumed

The transaction resulted in recording a gain on bargain purchase of $33,816 as follows:

Net assets acquired	$33,186
Total gain on bargain purchase generated at acquisition	$33,816

The tangible assets acquired and liabilities assumed were as follows:

Assets acquired:
Cash	$22,350
Accounts receivable	73,321
Accounts receivable - related party	9,272
Prepaid expenses	19,028
Fixed assets	32,316
Total tangible assets	156,287

Liabilities assumed:
Accounts payable	15,505
Accrued expenses	22,383
Line of credit	55,000
Capital lease obligations	29,583
Total liabilities	122,471

Net acquired assets	$33,816

Metro Data Processing [Member]
Schedule of assets acquired and liabilities assumed

MDP, located in Tulsa, Oklahoma, provides payroll services, software, and support solutions to business owners. The transaction resulted in recording assets and goodwill at a fair value of $70,598 as follows:

Cash consideration	$75,800
Less: net assets acquired	(5,202)
Total value of the goodwill generated on acquisition	$70,598

The tangible assets acquired and liabilities assumed were as follows:

Assets acquired:
Cash	$4,121
Accounts receivable	2,903
Accounts receivable - other	5,800
Total tangible assets	12,824

Liabilities assumed:
Accounts payable	7,622
Total liabilities	7,622

Net acquired assets	$5,202

Tax Coach Software [Member]
Schedule of assets acquired and liabilities assumed

The transaction resulted in a fair value of the acquisition of $1,094,702 as follows:

Common stock issued in stock exchange at a value of $0.25 per share (as amended)	$1,500,020
Additional paid in capital for the escrow agreement provision	404,600
Total value of the goodwill generated on acquisition	1,904,620

Intangible assets acquired	(719,400)
Net tangible assets acquired	(90,518)
Total assets acquired	(809,918)

Total fair value of acquisition	$1,094,702

The intangible assets were as follows:

Customer relationships	$44,900
Proprietary content	525,100
Trade name	69,300
Prospect list	53,800
Non-compete agreements	26,300
Total intangible assets	$719,400

The tangible assets acquired and liabilities assumed were as follows:

Assets acquired:
Cash	$57,025
Accounts receivable	15,476
Accounts receivable - other	5,408
Internally developed software	152,000
Total tangible assets	229,909

Liabilities assumed:
Accrued expenses	69,485
Line of credit	69,906
Total liabilities	139,391

Net acquired assets	$90,518